As filed with the Securities and Exchange Commission on December 22, 2006

Securities Act Registration No. 333-66895

Investment Company Act Registration No. 811-09101

SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 20	X
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
Amendment No. 21	X

(Check appropriate box or boxes)

Dryden Tax-Managed Funds

 (Exact name of registrant as specified in charter)

 GATEWAY CENTER THREE

 100 MULBERRY STREET

 NEWARK, NEW JERSEY 07102-4077

 (Address of Principal Executive Offices) (Zip Code)

 Registrant’s Telephone Number, including Area Code: (973) 367-7521

Deborah A. Docs

 Gateway Center Three

 100 Mulberry Street

 Newark, New Jersey 07102-4077

 (Name and Address of Agent for Service)

Approximate date of proposed public offering:

 As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)

X	on (12-29-06) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

on (date) pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

on (date) pursuant to paragraph (a)(2) of Rule 485

 If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered Shares of beneficial interest, par value .01 per share.

Parts A, B and C to Dryden Tax-Managed Funds (the “Company”) Post –Effective Amendment No. 19 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 20 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on

October 26, 2006 (the “Post-Effective Amendment”) are herein incorporated by reference.  The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment.  The Post-Effective Amendment originally requested an effective date of December 22, 2006.  It is proposed that the Post-Effective Amendment become effective on December 29, 2006, pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Newark, and State of New Jersey, on the 22nd day of December 2006.

DRYDEN TAX-MANAGED FUNDS

*Judy A. Rice
President

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
*Linda W. Bynoe	Trustee
*David E. A. Carson	Trustee
*Robert E. La Blanc	Trustee
*Robert F. Gunia	Trustee
*Douglas H. McCorkindale	Trustee
*Richard A. Redeker	Trustee
*Judy A. Rice	Trustee and President (Principal Executive Officer)
*Robin B. Smith	Trustee
*Stephen Stoneburn	Trustee
*Clay T. Whitehead	Trustee

*By /s/Jonathan D. Shain	Attorney-in-Fact	December 22, 2006